Document and Entity Information	Apr. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	MFS SERIES TRUST III
Central Index Key	0000225604
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	May 27, 2016
MFS® Municipal High Income Fund | A
Prospectus:
Trading Symbol	MMHYX
MFS® Municipal High Income Fund | B
Prospectus:
Trading Symbol	MMHBX
MFS® Municipal High Income Fund | C
Prospectus:
Trading Symbol	MMHCX
MFS® Municipal High Income Fund | I
Prospectus:
Trading Symbol	MMIIX